Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade receivables	$ 1,403	$ 2,276
Tax incentives recoverable	854	2,363
Foreign withholding tax recoverable	471	471
U.S. Tax credits	0	1,473
Net investment in sublease	224	195
Interest receivables	23	18
Other recoverable taxes (Goods and services tax and value-added tax)	423	202
Insurance Asset	17,554	0
Trade and other receivables	$ 20,952	$ 6,998